Note 7 - Intangible Assets, Net and Goodwill (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 1,924,523	$ 48,750	$ 2,022,025	$ 146,250
Goodwill	$ 1,219,134		$ 1,219,134		$ 1,219,134